Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	52-1188014
Plan number	003
Participant loan	$ 29,660
Total investments at fair value	$ 1,216,833
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	$ 317,046
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value	$ 615,839
Investment, Identifier [Axis]: Common Stock | NS Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,648,552
Total investments at fair value	$ 254,288
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Cash Reserve Federal MM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	43,877
Total investments at fair value	$ 44
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Growth Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	428,367
Total investments at fair value	$ 107,584
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Inflation-Protected Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,065,483
Total investments at fair value	$ 9,973
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Institutional 500 Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	924,513
Total investments at fair value	$ 128,896
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Institutional Total Bond Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	543,473
Total investments at fair value	$ 59,864
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Institutional Total International Stock Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	629,882
Total investments at fair value	$ 88,624
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Mid-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	476,781
Total investments at fair value	$ 37,847
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	54,403,361
Total investments at fair value	$ 54,403
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Small-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	195,864
Total investments at fair value	$ 24,205
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	66,435
Total investments at fair value	$ 5,638
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	152,661
Total investments at fair value	$ 14,046
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	291,276
Total investments at fair value	$ 28,510
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	380,276
Total investments at fair value	$ 39,975
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	389,859
Total investments at fair value	$ 44,370
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	422,831
Total investments at fair value	$ 50,643
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	347,770
Total investments at fair value	$ 43,040
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	195,143
Total investments at fair value	$ 29,451
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	167,940
Total investments at fair value	$ 13,321
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	122,004
Total investments at fair value	$ 5,951
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	57,874
Total investments at fair value	$ 1,721
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	97,601
Total investments at fair value	$ 7,386
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Value Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	546,811
Total investments at fair value	$ 40,743
Investment, Identifier [Axis]: The Vanguard Group, Inc. | Vanguard Wellington Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,252,105
Total investments at fair value	$ 96,650